Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, Plant and Equipment
13.
Property, plant and equipment

	Land	Production facilities	Leasehold improvements	Equipment	Construction in progress	Total
Cost
Balance at December 31, 2023	20,953	179,156	76,899	99,164	8,674	384,846
Acquisitions (note 5(a), note 5(b))	335	15,635	1,110	5,170	—	22,250
Additions	—	—	800	6,831	983	8,614
Transfers from CIP	—	—	—	983	(983)	—
Transfer to assets held for sale	(11,834)	(143,540)	—	(411)	(6,013)	(161,798)
Dispositions	—	—	(559)	(2,834)	(90)	(3,483)
Balance at December 31, 2024	9,454	51,251	78,250	108,903	2,571	250,429
Additions	—	—	3,765	6,019	5,153	14,937
Transfers from CIP	—	—	2,571	—	(2,571)	—
Transfer from (to) assets held for sale	—	18,800	—	(507)	—	18,293
Dispositions	—	(532)	(6)	(2,743)	—	(3,281)
Balance at December 31, 2025	9,454	69,519	84,580	111,672	5,153	280,378

Accumulated depreciation and impairment
Balance at December 31, 2023	—	145,420	28,448	52,241	5,821	231,930
Depreciation	—	1,351	10,222	11,174	—	22,747
Impairment (recovery)	—	—	15	(111)	—	(96)
Transfer to assets held for sale	—	(141,811)	—	(165)	(5,821)	(147,797)
Dispositions	—	—	(559)	(1,606)	—	(2,165)
Balance at December 31, 2024	—	4,960	38,126	61,533	—	104,619
Depreciation	—	1,664	8,938	10,851	—	21,453
Impairment (recovery)	689	4,943	(1,044)	(379)	—	4,209
Dispositions	—	—	(113)	(1,690)	—	(1,803)
Balance at December 31, 2025	689	11,567	45,907	70,315	—	128,478

Net book value
Balance at December 31, 2024	9,454	46,291	40,124	47,370	2,571	145,810
Balance at December 31, 2025	8,765	57,952	38,673	41,357	5,153	151,900

During the year ended December 31, 2025, depreciation expense of $4.3 million was capitalized to biological assets and inventory (year ended December 31, 2024 – $2.5 million).

During the year ended December 31, 2025, the Company determined that indicators of impairment existed relating to certain land, production facilities and machinery and equipment, due to the consolidation of the Company’s edible facilities as part of its integration strategy. The estimated recoverable amount of the assets was determined to be their fair value less costs of disposal and an impairment of $3.1 million was recorded to write down the assets to their recoverable amount of $3.5 million. The fair value measurement is categorized within Level 3 of the fair value hierarchy. The impairment was recognized in the Company’s cannabis operations reporting segment.

During the year ended December 31, 2025, the Company determined that indicators of impairment existed relating to the Stellarton facility due to slow moving market conditions. The estimated recoverable amount of the facility was determined to be its fair value less costs of disposal and an impairment of $2.7 million was recorded to write down the facility to its recoverable amount of $2.4 million. The fair value measurement is categorized within Level 3 of the fair value hierarchy. The impairment was recognized in the Company’s cannabis operations reporting segment.

During the year ended December 31, 2025, the Company determined that indicators of impairment existed relating to one cannabis retail store due to underperforming store level operating results, as well as indicators of impairment reversal relating to eight previously impaired cannabis retail stores showing improved store level operating results.

For impairment testing of retail property, plant and equipment and right of use assets, the Company determined that a CGU was defined as each individual retail store. The Company completed impairment tests for each CGU determined to have an indicator of potential impairment or impairment reversal using a discounted cash flow model. The recoverable amounts for each CGU were based on the higher of its estimated value in use and fair value less costs of disposal using Level 3 inputs. The significant assumptions applied in the impairment test are described below:

•
Cash flows: Projected future sales and earnings for cash flows are based on actual operating results and operating forecasts. Management determined forecasted growth rates of sales based on past performance, expectations of future performance for each location and industry averages. Expenditures were based upon a combination of historical percentages of revenue, sales growth rates, forecasted inflation rates and contractual lease payments. The duration of the cash flow projections for individual CGUs is 5 years or based on the remaining lease term of the CGU.
•
Discount rate: A pre-tax discount rate range of 11% – 15.5% was estimated and is based on market assessments of the time value of money and CGU specific risks to determine the weighted average cost of capital for the given CGU.

For the year ended December 31, 2025, the Company recorded the following net impairment losses (reversals) on retail property, plant and equipment:

	Reporting Segment
Three months ended	Liquor retail	Cannabis retail	Total
March 31, 2025	—	(263)	(263)
June 30, 2025	—	(487)	(487)
September 30, 2025	—	(567)	(567)
December 31, 2025	—	(277)	(277)
	—	(1,594)	(1,594)

The Company also recorded impairment losses and impairment reversals of right of use assets (note 12).

For the year ended December 31, 2024, the Company recorded the following net impairment losses (reversals) on retail property, plant and equipment:

	Reporting Segment
Three months ended	Liquor retail	Cannabis retail	Total
March 31, 2024	(766)	772	6
June 30, 2024	224	(215)	9
September 30, 2024	(1,050)	886	(164)
December 31, 2024	—	—	—
	(1,592)	1,443	(149)